Leases - Renegotiations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	R$ 21,378,847	R$ 15,146,411
Current lease liabilities	6,314,221	3,687,392
Non-current lease liabilities	15,064,626	11,459,019
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	17,338,698	12,455,827	R$ 14,582,833
Current lease liabilities	4,928,197	3,349,056	4,025,948
Non-current lease liabilities	12,410,501	9,106,771	10,556,885
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	17,338,698	12,455,827
Lease notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	1,356,984	1,030,845	0
Current lease liabilities	144,706	121,948	0
Non-current lease liabilities	1,212,278	908,897	0
Lease equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	2,683,165	1,659,739	0
Current lease liabilities	1,241,318	216,388	0
Non-current lease liabilities	R$ 1,441,847	R$ 1,443,351	R$ 0